Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	BLACKROCK FUNDS
Central Index Key	0000844779
Amendment Flag	false
Document Creation Date	Oct. 11, 2013
Document Effective Date	Oct. 11, 2013
Prospectus Date	Jan. 28, 2013